Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 8,734,434	$ 9,837,001	$ 1,128,389
Equity investments	113,012	419,995	200
Notes receivable, net			23,500
Prepaid expenses and other current assets - current	99,939	145,324	241,091
Assets of discontinued operations			33,484
Total Current Assets	8,947,385	10,402,320	1,426,664
Note receivable - non-current, including interest receivable	63,590	61,210
Prepaid expenses - non-current	33,740	26,659
Total Assets	9,044,715	10,490,189	1,426,664
CURRENT LIABILITIES:
Accounts payable and accrued expenses	155,924	417,937	127,069
Insurance payable	40,819
Note payable - current portion			14,654
Deferred revenue - current portion	72,102	72,102
Total Current Liabilities	268,845	490,039	141,723
LONG TERM LIABILITIES:
Deferred revenue - long-term portion	901,833	937,884
Note payable - long-term portion			4,246
Total Long Term Liabilities	901,833	937,884	4,246
Total Liabilities	1,170,678	1,427,923	145,969
Commitment and Contingencies
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.0001 par value, 5,000,000 shares authorized
Common stock value	199	197	170
Additional paid-in capital	12,398,889	12,324,646	7,042,846
Accumulated deficit	(4,525,051)	(3,262,577)	(5,762,321)
Total Stockholders’ Equity	7,874,037	9,062,266	1,280,695
Total Liabilities and Stockholders’ Equity	9,044,715	10,490,189	1,426,664
Series B Convertible Preferred Stock
STOCKHOLDERS’ EQUITY:
Convertible preferred stock, value
Series C Convertible Preferred Stock
STOCKHOLDERS’ EQUITY:
Convertible preferred stock, value